111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

April 13, 2018

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 318 (the “Fund”)

(File No. 333-216426) (CIK# 1698944)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 3 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was filed with the Securities and Exchange Commission (the “Commission”) on March 13, 2018. We received written comments from the staff of the Commission on March 23, 2018 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The staff requested that the second paragraph under “Investment Summary—Principal Investment Strategy” be revised to add the range of market capitalizations within which the sponsor will select issuers for the Trust. Disclosure has been added in accordance with the staff’s comment.

Comment 2

The staff noted that the second sentence of the fourth paragraph under “Investment Summary—Principal Investment Strategy” states that the Trust defines companies engaged in revolutionary technologies to be companies that are principally engaged in or that derive significant revenues from businesses in, among other things, blockchain technologies. The staff requested prominent disclosure in bold font that the Trust will not invest directly or indirectly (e.g., cryptocurrency derivatives) in cryptocurrencies, tokens, or coins. In addition, the staff requested disclosure that, as the Trust does not invest directly or indirectly in cryptocurrencies, the value of the Trust’s portfolio is not expected to track the price movement of any cryptocurrency. Disclosure has been added in accordance with the staff’s comment.

Comment 3

The staff requested that the second sentence of the fourth paragraph include a definition of “internet of things”. A definition has been added in accordance with the staff’s comment.

Comment 4

The staff requested that disclosure be added to the prospectus if the Trust portfolio will include significant investments in companies of a particular country or region, including identifying the country or region and adding the corresponding risks of investments in that country or region in the “Principal Risk Considerations” section of the prospectus. The Trust does not seek to include significant investments in companies of a particular country or region. Accordingly, no changes have been made to the prospectus in connection with this comment. If the final portfolio includes a concentration in securities issued by companies of a particular country or region, appropriate risk disclosure will be included.

Comment 5

The staff requested that the second bullet point on page A-4 be revised so that companies in the blockchain sector only include companies that devote material resources to blockchain technology. In addition, the staff requested a supplemental explanation to the staff of the maximum amount of the Trust’s assets that will be invested in companies in the blockchain sector. Disclosure has been added to the prospectus clarifying that the Sponsor will only consider companies from the SNGI-defined “blockchain” sector for inclusion in the portfolio that devote material resources to blockchain technology. We have been informed that the Sponsor anticipates that it will not select greater than 20% of the Trust’s initial portfolio from this blockchain sector.

Comment 6

The staff requested that the prospectus include disclosure, if accurate, that the Trust will include securities of companies in a variety of industries that are devoting material resources to one of the SNGI-defined sectors, but that may nonetheless have limited ties to, and derive limited revenue from, these sectors. In addition, the staff requested that disclosure be added to the prospectus if the Trust portfolio will include significant holdings of companies in a particular industry, including identifying the industry and disclosing the corresponding risks of investments in that industry in the Principal Risk Considerations section. Disclosure has been added to the prospectus clarifying that the Trust’s portfolio will include securities of companies in a variety of industries that are devoting material resources to one of the SNGI-defined sectors, but that may nonetheless have limited ties to, and derive limited revenue from, these sectors. Currently, it is anticipated that the Trust’s portfolio will be concentrated in securities of companies in the information technology sector. Disclosure has been added under “Principal Risk Considerations” in accordance with the staff’s comment.

Comment 7

The staff requested that the prospectus include disclosure the following risk factors, or an explanation of why they are not relevant:

(i) cybersecurity risk factor; (ii) financial sector risk factor; (iii) line of business risk factor (describing the risk that companies in one of the SNGI-defined sectors that are included in the Trust may not be a reflection of their connection to the sector, but may be based on other operations); and (iv) cryptocurrency risk factor.

In response to this comment, the prospectus has been revised by adding a cybersecurity risk factor and line of business risk factor in the “Risk Considerations” section of the prospectus. It is not anticipated that the Trust’s portfolio will include significant holdings of financials companies. As a result, risk disclosures relating to financials companies were not included in the prospectus. However, if the final Trust’s portfolio includes a concentration in securities issued by financials companies, appropriate risk disclosure will be included. Additionally, as disclosed in the prospectus in connection with the staff’s second comment, the trust will not invest directly or indirectly in cryptocurrencies, tokens, or coins. Accordingly, we did not include risk disclosure relating to cryptocurrencies.

Comment 8

The staff requested that the prospectus include disclosure that the Trust is concentrated in the information technology sector in the “Investment Summary—Principal Investment Strategy” section of the prospectus. The staff also requested that if the Trust will be concentrated in any other industries (e.g., financial services), that appropriate disclosure be added in the “Investment Summary—Principal Investment Strategy” section and the “Principal Risk Considerations” section of the prospectus. Disclosure has been added under “Investment Summary—Principal Investment Strategy” relating to the trusts concentration in the information technology sector. It is not anticipated that the Trust’s portfolio will be concentrated in any other industries, however if the final Trust’s portfolio includes a concentration in other industries, appropriate risk disclosure will be included.

Comment 9

The staff requested that the prospectus include disclosure of the specific risks of each of the six SNGI-defined sectors in which the Trust will invest. Disclosure has been added under “Principal Risk Considerations” and “Risk Considerations” in accordance with the staff’s comment.

Comment 10

The staff requested that corresponding changes to the risk disclosure in the “Risk Considerations” section of the prospectus be made that are consistent with the revisions made to the “Investment Summary—Principal Investment Strategy” section in Part A of the prospectus. Disclosure has been added in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on May 3, 2018, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP